Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
1998-2000 cases
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
A summary of claims and deposits paid as of September 30, 2013 is as follows:

	Claim (In millions)	Interest and Penalties Claimed (In millions)	Total Claim (In millions)	Deposits Paid Pending Appeal (In millions)
Trento	€3.3	€3.1	€6.4	€6.4	Deposits paid in 36 equal monthly installments ended March 2012.
Alessandria	€0.3	€0.2	€0.5	€0.5	Deposits paid in 36 equal monthly installments ended March 2012.
Aosta	€1.2	€1.2	€2.4	€0.4	Monthly deposit payments of €34 thousand began in November 2012 and will continue through October 2018.
Genoa (Resolved)	€7.4	€1.0	€8.4	€1.6	Following the recent decision in the Genoa case in favor of Chiquita Italia, this matter is now resolved and Chiquita Italia is entitled to claim reimbursement of deposited amounts plus interest.

2004 - 2005 cases
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
A summary of assessments and deposits paid is as follows:

	Assessment (In millions)	Interest and Penalties Assessed (In millions)	Total Assessment (In millions)	Deposits Paid Pending Appeal (In millions)
Income Tax Assessment for 2004/2005	€12.0	€19.1	€31.1	€1.5
Monthly deposit payments of €113 thousand began in March 2012. The appeals court ruled in favor of Chiquita Italia in October 2012 for the 2004 assessments and all but €0.5 million of the 2005 assessments have been withdrawn. The company has requested relief from these payments and reimbursement.

Customs Tax Assessment for 2004/2005	€18.2	€10.2	€28.4	€10.5	Monthly deposit payments of €350 thousand began in September 2011 and will continue through September 2017, unless a successful appeals process is completed sooner.